Annual Fund Operating Expenses	Jun. 02, 2026
Invesco BulletShares 2027 Treasury Bond ETF | Invesco BulletShares 2027 Treasury Bond ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.07%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.07%
Invesco BulletShares 2028 Treasury Bond ETF | Invesco BulletShares 2028 Treasury Bond ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.07%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.07%
Invesco BulletShares 2029 Treasury Bond ETF | Invesco BulletShares 2029 Treasury Bond ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.07%
Other Expenses (as a percentage of Assets):	0.00%	[3]
Expenses (as a percentage of Assets)	0.07%
Invesco BulletShares 2030 Treasury Bond ETF | Invesco BulletShares 2030 Treasury Bond ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.07%
Other Expenses (as a percentage of Assets):	0.00%	[4]
Expenses (as a percentage of Assets)	0.07%
Invesco BulletShares 2031 Treasury Bond ETF | Invesco BulletShares 2031 Treasury Bond ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.07%
Other Expenses (as a percentage of Assets):	0.00%	[5]
Expenses (as a percentage of Assets)	0.07%

[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[2]	”Other Expenses” are based on estimated amounts for the current fiscal year.
[3]	”Other Expenses” are based on estimated amounts for the current fiscal year.
[4]	”Other Expenses” are based on estimated amounts for the current fiscal year.
[5]	”Other Expenses” are based on estimated amounts for the current fiscal year.